Capital structure	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital structure
Note 24: Capital structure

Authorized Capital
The par value of each issued common share and each authorized but unissued common share is BM$0.01 and the authorized share capital of the Bank comprises 2,000,000,000 common shares of par value BM$0.01 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each.

Dividends Declared
During the year ended December 31, 2024, the Bank declared and paid cash dividends of $1.76 (December 31, 2023: $1.76, December 31, 2022: $1.76) for each common share as of the related record dates. On February 10, 2025, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 10, 2025 to shareholders of record on February 24, 2025.

The Bank is required to comply with Section 54 of the Companies Act 1981 issued by the Government of Bermuda (the “Companies Act”) each time a dividend is declared or paid by the Bank and also obtain a letter of no objection from the BMA pursuant to the Banks and Deposit Companies Act 1999 for any dividends declared. The Bank has complied with Section 54 and has obtained the BMA's letter of no objection for all dividends declared during the periods presented.
Regulatory Capital
The Bank’s regulatory capital is determined in accordance with current Basel III guidelines as issued by the BMA. The Bank is fully compliant with all regulatory capital requirements to which it is subject, and it maintains capital ratios in excess of regulatory minimums as at December 31, 2024 and 2023. The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2024		December 31, 2023
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	1,066,058	N/A	1,042,506	N/A
Tier 1 capital	1,066,058	N/A	1,042,506	N/A
Tier 2 capital	107,061	N/A	109,423	N/A
Total capital	1,173,119	N/A	1,151,929	N/A

Risk Weighted Assets	4,539,376	N/A	4,540,745	N/A

Leverage Ratio Exposure Measure	14,679,662	N/A	13,777,771	N/A

Capital Ratios (%)
CET 1 capital	23.5%	10.0%	23.0%	10.0%
Tier 1 capital	23.5%	11.5%	23.0%	11.5%
Total capital	25.8%	13.5%	25.4%	13.5%
Leverage ratio	7.3%	5.0%	7.6%	5.0%